Prepaid Forward Gold Contract Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Prepaid Forward Gold Contract Liability [Abstract]
PREPAID FORWARD GOLD CONTRACT LIABILITY

NOTE 7 – PREPAID FORWARD GOLD CONTRACT LIABILITY

In 2019, the Company entered into and closed a Pre-Paid Forward Gold Purchase Agreement (the “Purchase Agreement”) with PDK Utah Holdings, LP (“PDK”) for the sale and purchase by PDK of gold produced from the Company’s mining property. Under the terms of the Purchase Agreement, as amended, PDK agreed to purchase a total of 47,045 ounces of gold from the Company. The Company agreed to deliver ounces of gold produced from the Kiewit property to PDK and the Company would then receive proceeds from PDK at the then current spot price less a discount specified in the Purchase Agreement. The Company has the option of paying cash for the number of ounces scheduled to be delivered each month at a rate of $500 per ounce. The Company received a net amount of $13,600,000 in 2019 for the future delivery of these gold ounces. In February 2023, PDK sold their ownership position in the Purchase Agreement to Qenta, Inc. (“Qenta”)

Under the terms of the Purchase Agreement, as amended, the Company is obligated to deliver gold in the following quantities:

Months	Gold Ounces per Month	Total Gold Ounces
December 2020	655	655
January 2021 to March 2021	896	2,688
April 2021 to March 2022	911	10,932
April 2022 to March 2023	1,396	16,752
April 2023 to December 2023	1,753	15,777
January 2024	241	241
		47,045

In addition, under the Purchase Agreement, Qenta may reduce the required number of ounces to be sold in exchange for up to 8,000 common shares of the Company. To date, this option has not been elected.

As security for the obligations of the Company under the Purchase Agreement, the Company has granted a security interest in all of the assets of the Company. The Purchase Agreement contains representations and warranties, as well as affirmative and negative covenants customary to a transaction of this nature.

To date, no gold has been delivered under the contract. As of March 31, 2023 and December 31, 2022, a cumulative of 31,027 and 26,839 ounces, respectively, were scheduled to be delivered under the terms of the Purchase Agreement. The ounces due but unpaid at March 31, 2023 and December 31, 2022 have been reflected in “Due in lieu of gold deliveries” on the balance sheet based on the Company’s option to pay cash in lieu of delivery at $500 per ounce. The forward gold contract balance as of March 31, 2023 and December 31, 2022 is as follows:

	March 31,	December 31,
	2023	2022
Total ounces to be delivered	31,027	26,839
Contractual payment per ounce in lieu of delivery	$500	$500
Amount due in lieu of gold deliveries	$15,513,500	$13,419,500

For the three months ended March 31, 2023 and 2022, the activity related to the forward gold contract is as follows:

	Three months ended March 31,
	2023	2022
Prepaid forward gold contract liability balance at beginning of period	$5,841,383	$10,263,438
Forward gold contract balance associated with ounces to be delivered during period	883,334	576,444
Reduction in prepaid forward gold contract liability balance	(2,094,000)	(1,366,500)
Prepaid forward gold contract liability balance at end of period	$4,630,717	$9,473,382

As of March 31, 2023, and through the issuance of these financial statements, the Company has received invoices for the deliveries and payments due. The failure to make gold deliveries and make additional payments as described below provides Qenta with certain remedies, including termination of the agreement, demand for early payment of the entire delivery obligations, and enforcement of foreclosure rights against the assets pledged as security under the agreement. Due to the delinquent status of the deliveries and Qenta’s rights under the default provisions of the Purchase Agreement, the Company has classified the entire liability balance owing as current on the balance sheets. The Company’s management has been in discussions with Qenta regarding the status of the Purchase Agreement. To date, Qenta has not exercised its rights of default as defined in the agreement nor has it indicated plans to do so.

In addition to the delivery of gold ounces, the Purchase Agreement contains a royalty provision whereby royalties of 4% are due on gold and silver recovered from mining operations at the Kiewit site and sold by the Company to a third party. Under the Purchase Agreement, the Company also accrues a 5% withholding tax to the state of Utah on the royalty payments. Royalties are payable within 30 days following the end of each fiscal quarter. To date, none of the royalty has been paid.

The Purchase Agreement contains a participation payment whereby Qenta receives a portion of the proceeds from gold sold by the Company to a third party. The payment due is based upon a percentage of proceeds over a set gold price per ounce. The upside participation amounts are payable within four days following each sale. To date, none has been paid.

The Purchase Agreement provides for the Company to pay default interest (calculated at the rate of LIBOR plus 2%) on outstanding amounts due. To date, none has been paid.

The following is a summary of royalties, upside participation and interest payable:

	March 31,	December 31,
	2023	2022
Royalties payable	$625,370	$585,536
Royalties withholding payable	32,917	30,820
Upside participation payable	2,391,643	2,226,735
Subtotal	3,049,930	2,843,091
Accrued interest, prepaid forward gold contract	925,358	640,742
Total	$3,975,288	$3,483,833

NOTE 7 – PREPAID FORWARD GOLD CONTRACT LIABILITY

In 2019, the Company entered into and closed a Pre-Paid Forward Gold Purchase Agreement (the “Purchase Agreement”) with PDK for the sale and purchase by PDK of gold produced from the Company’s mining property. Under the terms of the Purchase Agreement, as amended, PDK agreed to purchase a total of 47,045 ounces of gold from the Company. The Company agreed to deliver ounces of gold produced from the Kiewit property to PDK and the Company would then receive proceeds from PDK at the then current spot price less a discount specified in the Purchase Agreement. The Company has the option of paying cash to PDK for the number of ounces scheduled to be delivered each month at a rate of $500 per ounce. The Company received a net amount of $13,600,000 in 2019 for the future delivery of these gold ounces. Under the terms of the Purchase Agreement, as amended, the Company is obligated to deliver gold in the following quantities:

Months	Gold Ounces per Month	Total Gold Ounces
December 2020	655	655
January 2021 to March 2021	896	2,688
April 2021 to March 2022	911	10,932
April 2022 to March 2023	1,396	16,752
April 2023 to December 2023	1,753	15,777
January 2024	241	241
		47,045

In addition, under the Purchase Agreement, PDK may reduce the required number of ounces to be sold in exchange for up to 8,000 common shares of the Company. To date, PDK has not elected this option.

As security for the obligations of the Company under the Purchase Agreement, the Company has granted PDK a security interest in all of the assets of the Company. The Purchase Agreement contains representations and warranties, as well as affirmative and negative covenants customary to a transaction of this nature.

To date, no gold has been delivered under the contract. As of December 31, 2022 and 2021, a cumulative of 26,839 and 11,542 ounces, respectively, were scheduled to be delivered to PDK under the terms of the Purchase Agreement. The ounces due but unpaid to PDK at December 31, 2022 and 2021 have been reflected in “Due to PDK in lieu of gold deliveries” on the balance sheet based on the Company’s option to pay cash in lieu of delivery at $500 per ounce. The forward gold contract balance as of December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Total ounces to be delivered	26,839	11,542
Contractual payment per ounce in lieu of delivery	$500	$500
Amount due to PDK	$13,419,500	$5,771,000

For the years ended December 31, 2022 and 2021, the activity related to the forward gold contract is as follows:

	2022	2021
Prepaid forward gold contract liability balance at beginning of year	$10,263,438	$13,600,000
Forward gold contract balance associated with ounces to be delivered during period	3,226,445	2,434,438
Reduction in prepaid forward gold contract liability balance	(7,648,500)	(5,771,000)
Prepaid forward gold contract liability balance at end of year	$5,841,383	$10,263,438

As of December 31, 2022, and through the issuance of these financial statements, PDK has sent invoices to the Company for the deliveries and payments due. The failure to make gold deliveries and make additional payments as described below provides PDK with certain remedies, including termination of the agreement, demand for early payment of the entire delivery obligations, and enforcement of foreclosure rights against the assets pledged as security under the agreement. Due to the delinquent status of the deliveries and PDK’s rights under the default provisions of the Purchase Agreement, the Company has classified the entire liability balance owing as current on the balance sheets. The Company has received no notice of default on the Purchase Agreement from PDK. See Note 17 - Subsequent Events.

In addition to the delivery of gold ounces, the Purchase Agreement contains a royalty provision whereby royalties of 4% are due to PDK on gold and silver recovered from mining operations at the Kiewit site and sold by the Company to a third party. Under the Purchase Agreement, the Company also accrues a 5% withholding tax to the state of Utah on the PDK royalty payments. Royalties are payable within 30 days following the end of each fiscal quarter.

The Purchase Agreement contains a participation payment whereby PDK receives a portion of the proceeds from gold sold by the Company to a third party. The payment due to PDK is based upon a percentage of proceeds over a set gold price per ounce. The upside participation amounts are payable within four days following each sale. To date, none has been remitted to PDK.

The Purchase Agreement provides for the Company to pay default interest (calculated at the rate of LIBOR plus 2%) on outstanding amounts due to PDK.

The following is a summary of royalties, upside participation and interest payable:

	December 31,
	2022	2021
Royalties payable	$585,536	$403,388
Royalties withholding payable	30,820	23,396
Upside participation payable	2,226,735	1,550,849
Accrued interest, prepaid forward gold contract	640,742	120,989
Subtotal	$3,483,833	$2,098,622